Quarterly Information - Schedule of Quarterly Information (Unaudited) (Parenthetical) (Detail) - USD ($) $ in Thousands	3 Months Ended						12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Apr. 01, 2017	Dec. 31, 2016	Oct. 01, 2016	Apr. 02, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information [Line Items]
Net benefit related to tax return true-ups and state tax credits		$ 13,200
Expense related to certain legal matters		$ 22,500
Net tax benefit related to Tax Reform Act	$ 175,200						$ 175,200
Reduction in cost of goods sold							$ (17,682,986)	$ (14,182,215)	$ (15,325,386)
Non-cash gain related to noncontrolling interest adjustment and tax adjustments						$ 13,400
Charges related to legal settlements					$ 33,700
Net benefit related to fair value adjustments of segment assets					$ 11,100
Change in Accounting Estimate [Member]
Quarterly Financial Information [Line Items]
Reduction in cost of goods sold				$ 83,000
Southland & Republic [Member]
Quarterly Financial Information [Line Items]
Inventory-related purchase accounting charges			$ 9,800